Investment Strategy	Dec. 08, 2025
YieldMax(R) Ultra Option Income Strategy ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The fourth paragraph of the “Principal Investment Strategies – Equity Strategy” section of the Fund’s Summary Prospectus and Statutory Prospectus is amended and restated to read as follows:

The Fund’s allocation to particular Underlying Securities is primarily driven by implied volatility levels. The Adviser strategically identifies Underlying Securities in periods of likely higher volatility (e.g., ahead of significant events, like earnings releases). The Adviser will typically select between fifteen and thirty Underlying Securities and will implement the Options Strategies on the Underlying Securities. However, when the Adviser deems it appropriate, it may choose as few as five Underlying Securities on which to implement the Options Strategies. The Fund may also invest up to 50% of its net assets in lower-volatility, large-cap equities to seek to provide greater net asset value stability. The Fund will hold short-term U.S. Treasury securities.

The “Principal Investment Strategies – Options Strategies” section of the Fund’s Summary Prospectus and Statutory Prospectus is amended and restated to read as follows:

Options Strategies – Seeking Premiums & Growth

The Fund seeks to generate options premiums and growth by using Options Strategies on its Underlying Securities. In particular, the Fund will receive options premiums when it writes (sells) an option. By selling options, the Fund earns premiums from buyers who pay for the right to buy or sell the underlying asset at a predetermined price. The amount of premium the Fund receives is influenced by market volatility, as higher volatility (larger price swings) generally results in higher premiums. Therefore, the Adviser analyzes market conditions to determine the timing and type of Options Strategies to employ. By strategically entering and exiting options positions, the Adviser seeks to enhance the Fund’s potential to generate options premiums. Depending on the Adviser’s outlook, the Adviser will select one Options Strategy or a combination of Options Strategies that it believes will best generate premiums while generally also attempting to capture some upside appreciation (potential for increase in asset value).

The Adviser considers both market conditions and the performance of the Underlying Securities when selecting Options Strategies. In some instances, the aim is to generate additional gains if the Underlying Security increases in value, while, in other cases, the aim is to limit losses if the Underlying Security decreases in value. The Adviser may implement the selected strategy increasing the Fund’s exposure to an Underlying Security to seek increased gains or by using hedging techniques to seek to limit the Fund’s potential losses.

Further, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ Options Strategies using a “substitute” ETF, instead of options on the Underlying Securities themselves. These substitute ETFs, while not the Fund’s current target Underlying Securities, would nonetheless qualify as eligible Underlying Securities under the Fund’s investment criteria. The Fund’s use of Options Strategies with ETFs will always be covered (e.g., the Fund may do call or put spreads). The Fund’s Options Strategies are applied consistently, whether the Underlying Security is held directly or through synthetic exposure, and regardless of whether the Underlying Security is an equity security, an ETF, or another type of ETP.

The Fund may be subject to different outcomes depending on the Options Strategies used and the purpose for which they are employed, including seeking additional exposure (leverage) or providing downside protection (hedging). For example, when writing covered calls (selling call options on securities the Fund already owns), the Fund might limit its potential for capital appreciation in exchange for options premiums. Alternatively, using an Options Strategy such as put spread strategy (selling put options while holding the Underlying Security), the Fund can earn options premiums and potentially Create additional limited upside leverage. These Options Strategies impact the risk-return profile of the Fund, potentially affecting volatility, options premium generation, upside capture (gain potential), and capital preservation (protecting value) and the degree of leverage or hedging embedded in the Fund’s portfolio. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.